Consolidated statement of financial position - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	[1]	Oct. 31, 2018		Apr. 30, 2017
Non-current assets
Goodwill	$ 3,835.4	$ 6,671.3
Other intangible assets	5,383.0	5,942.3		$ 6,629.3
Property, plant and equipment	93.7	140.5		144.3
Right-of-use assets	207.2	0.0
Long-term pension assets	18.2	17.1
Contract-related costs	35.7	31.5
Other non-current assets	31.8	44.0
Total non-current assets	9,605.0	12,846.7
Current assets
Inventories	0.0	0.1
Trade and other receivables	731.4	1,032.9
Contract-related costs	27.9	19.3
Current tax receivables	45.3	40.1
Cash and cash equivalents	737.2	355.7		620.9	[1]	$ 151.0	[1]
Total current assets	1,541.8	1,448.1
Total assets	11,146.8	14,294.8
Current liabilities
Trade and other payables	503.5	611.0
Borrowings	21.4	0.0
Lease obligations (2019: Finance leases)	82.2	11.8
Provisions	49.7	29.3
Current tax liabilities	150.1	104.0
Contract liabilities	981.4	1,045.9		1,134.7
Total current liabilities	1,788.3	1,802.0
Non-current liabilities
Contract liabilities	117.2	149.9
Borrowings	4,618.9	4,670.7
Lease obligations (2019: Finance leases)	168.2	11.7
Derivative liability	77.9	36.5
Retirement benefit obligations	155.0	141.4
Provisions	22.5	49.1
Other non-current liabilities	39.9	50.4
Current tax liabilities	102.7	119.7
Deferred tax liabilities	841.1	987.1
Total non-current liabilities	6,143.4	6,216.5
Total liabilities	7,931.7	8,018.5
Net assets	3,215.1	6,276.3
Capital and reserves
Share capital	47.3	47.2
Share premium account	46.5	44.0
Merger reserve	1,767.4	1,739.8
Capital redemption reserve	2,485.0	2,485.0
Hedging reserve	(63.1)	(29.6)
Retained earnings	(741.3)	2,250.7
Foreign currency translation reserve	(326.7)	(262.1)
Total equity attributable to owners of the parent	3,215.1	6,275.0
Non-controlling interests	0.0	1.3
Total equity	$ 3,215.1	$ 6,276.3	[2]	$ 7,792.0	[2],[3]	$ 1,613.5	[3]

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[3]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.